Stated capital (Tables)	12 Months Ended
Dec. 31, 2023
Stated capital
Schedule of stated capital

	Class A shares pre-IPO / Ordinary Shares post-IPO				Class B shares pre-IPO
			Stated				Stated
			capital net				capital net
	Number of	Stated	of issue		Number of	Stated	of issue
	shares	capital	costs		shares	capital	costs
	000’s	$'000	$'000		000’s	$'000	$'000

At January 1, 2021	130,492,567	4,233,335	4,231,856		16,558,927	299,405	299,014
Reclassification of Class A and Class B shares to ordinary shares	16,558,927	299,405	299,014		(16,558,927)	(299,405)	(299,014)

Impact of reverse share split	(146,757,391)	—	—		—	—	—
Shares issued on IPO	18,000	378,000	378,000		—	—	—
Share issue costs	—	—	(28,154)		—	—	—
Shares issued on exercise of options	15,717	342,768	342,768		—	—	—

December 31, 2021	327,820	5,253,508	5,223,484		—	—	—

Shares issued on exercise of options	4,100	88,469	88,469		—	—	—

December 31, 2022	331,920	5,341,977	5,311,953		—	—	—

Shares issued on exercise of options	2,478	92,896	92,896		—	—	—
Shares repurchased and canceled through buyback program	(1,879)	(10,037)	(10,037)		—	—	—

At December 31, 2023	332,519	5,424,836	5,394,812	*	—	—	—

*As at December 31, 2023 stated capital was made up of share capital of $99,755,745 and share premium of $5,295,055,920.